LEGG MASON INCOME TRUST, INC.

                   Legg Mason Limited Duration Bond Portfolio
                  Legg Mason Investment Grade Income Portfolio
                         Legg Mason High Yield Portfolio
                            Legg Mason Core Bond Fund
                Legg Mason U.S. Government Money Market Portfolio

          Supplement to the Primary Class Prospectus dated May 1, 2005 This supplement supersedes all prior supplements to the Prospectus.


The following changes to the Legg Mason Income Trust, Inc. Primary Class Prospectus are effective beginning December 1, 2005.


1. The first paragraph of the section "Distribution Plan" on page 22 of the Prospectus is replaced in its entirety with the following:

Legg Mason Investor Services, LLC ("LMIS"), 100 Light Street, Baltimore, Maryland 21202, distributes each fund's shares.


2.   The  section   "Distribution   Plan"  on  page  22  of  the  Prospectus  is
     supplemented to include the following paragraph:

The funds' adviser and its affiliates may pay non-affiliated entities out of their own assets to support the distribution of Primary Class shares and shareholder servicing.


3. All references to "Legg Mason" on pages 22, 24 and 32 of the Prospectus are replaced with "LMIS".


4. The section "Portfolio Management - High Yield Portfolio" beginning on page 24 of the Prospectus is replaced in its entirety with the following:

High Yield is managed by a team of portfolio managers, sector specialists and other investment professionals. Michael C. Buchanan serves as team leader responsible for day-to-day strategic oversight of the fund's investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the fund invests. As portfolio manager, Mr. Buchanan's focus is on portfolio structure, including sector allocation, duration weighting and term structure decisions. Mr. Buchanan has served as portfolio manager to the fund since 2005. Prior to joining Western Asset as a portfolio manager and Head of the U.S. High Yield team in 2005, Mr. Buchanan was a Managing Director and Head of the U.S. Credit Products at Credit Suisse Asset Management from 2003. Mr. Buchanan served as an Executive Vice President and Portfolio Manager for Janus Capital Management in 2003. Prior to joining Janus, Mr. Buchanan was a Managing Director and Head of High Yield Trading at BlackRock Financial Management from 1998 to 2003.


5. The section "How to Invest" beginning on page 26 of the Prospectus is replaced in its entirety with the following:

The funds generally will not accept new account applications to establish an account with a non-U.S. address (APO/FPO and U.S. territories are acceptable) or for a non-resident alien.

You can buy shares through banks, brokers, dealers, insurance companies, investment advisers, financial consultants, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with LMIS to sell shares of the funds ("Financial Adviser"). You can also buy shares directly from the funds.

The funds reserve the right to revise the minimum initial investment and other eligibility requirements at any time. In addition, the funds may waive the minimum initial investment requirements in their sole discretion.

For questions regarding your eligibility to invest in Primary Class shares, contact your Financial Adviser or LMIS' Funds Investor Services Division ("FIS") at 1-800-822-5544.

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                                         Primary Class Shares
---------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------
Investment Minimums -
Initial Investment                       $1,000
(per fund)
Subsequent Investments                   $100 ($500 for Government Money Market)
(per fund)
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Automatic Investment Plans, including
Legg Mason Future First(R) Systematic
Investment Plan (Minimum                 $50
per transaction)
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Minimum Account Size
(per fund)                               $500
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Retirement Plans
Employer-sponsored retirement plans (i.e. 401(k), 403(b) or equivalent) where a Financial Adviser is providing advice, record-keeping or other shareholder services to the plan, are eligible for Primary Class shares in accordance with the minimum initial investment criteria set forth above.


Purchasing Primary Class Shares

You can open a regular, retirement or Coverdell Education Savings Account by contacting your Financial Adviser. To open an account directly with the funds call 1-800-822-5544 or visit www.leggmasonfunds.com for an account application.

Retirement accounts include traditional IRAs, spousal IRAs, Roth IRAs, simplified employee pension plans, savings incentive match plans for employees and other qualified retirement plans. Contact your Financial Adviser to discuss which type of account might be appropriate for you. To view additional information regarding each type of account, contact your Financial Adviser or visit www.leggmasonfunds.com.

Certain investment methods (for example, through certain retirement plans) may be subject to lower minimum initial and/or additional investment amounts. In certain limited circumstances, the minimum initial and additional purchase amounts may be waived. Contact your Financial Adviser or the funds with any questions regarding your investment options.

Once your account is open, you may use the following methods to purchase additional shares of the funds.

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                         Through Your Financial Adviser
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Your Financial Adviser can purchase shares of the funds on your behalf and provide information on other methods available to you for purchasing additional shares. Investments made through your Financial Adviser may be subject to transaction fees or other purchase conditions as set by your Financial Adviser. Your Financial Adviser may have different minimum investment requirements for investments in Primary Class shares than the minimum investment requirements described in this Prospectus. You should consult its program literature for further information.
--------------------------------------------------------------------------------



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
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                                             Directly With The Funds
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
Mail                                               Mail your check, payable to Legg Mason Funds, to:
                                                                  Legg Mason Funds
                                                                  c/o Boston Financial Data Services
                                                                  P.O. Box 55214
                                                                  Boston, MA 02205-8504
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Telephone or Wire                                  Call the funds at 1-800-822-5544 to arrange with your bank to transfer money directly from your checking or savings account. Wire transfers may be subject to a service charge by your bank.
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Internet or TeleFund                               Visit www.leggmasonfunds.com or call TeleFund, the automated telephone account
(except Government Money Market)                   management service, at 1-877-6-LMFUNDS (1-877-656-3863).
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Automatic Investments                              Arrangements may be made with some employers and financial institutions for regular automatic monthly investments in a fund. You may also reinvest dividends from other Legg Mason funds in a fund.
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Future First(R) Systematic                         Contact the funds to enroll in Legg Mason's Future First(R) Systematic
Investment Plan                                    Investment Plan. This plan allows you to automatically invest a specific dollar amount at regular intervals. The transfer agent will transfer money directly from your checking or savings account or another Legg Mason fund to purchase fund shares.
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

The funds must receive your purchase order in proper form (meaning that it is complete and contains all necessary information; for example, number of shares and name of the fund) before the close of regular trading on the New York Stock Exchange ("Exchange), normally 4:00 p.m., Eastern time, to receive that day's price. Orders received after the close of the Exchange will be processed at the fund's net asset value as of the close of the Exchange on the next day the Exchange is open. Orders received by your Financial Adviser before the close of regular trading on the Exchange and communicated to the fund on the following business day, will be processed at the net asset value determined on the day the order was received by the Financial Adviser. Certain Financial Advisers may have agreements to purchase shares of the funds, with payment generally to follow the next business day, but no later than three business days after the order is placed. If payment is not received by that time, your order is subject to cancellation and you and the Financial Adviser could be held liable for resulting fees or losses. It is your Financial Adviser's responsibility to transmit your order to the funds in a timely manner. If you purchase shares directly from the funds, your payment must accompany your order.

Purchase orders received for Government Money Market in federal funds form (i.e., federal funds wire), by the fund on any day that the Exchange is open, will be processed as follows:

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
If the purchase order is received        Shares will be purchased at the net    Such shares will begin to earn
                                         asset value next determined on the     dividends on the
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
before 12:00 noon, Eastern time          same day                               same day
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12:00 noon or after,  but  before  4:00  same day                               next business day
p.m., Eastern time
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---------------------------------------- -------------------------------------- --------------------------------------
4:00 p.m. or after, Eastern time         next business day                      next business day
---------------------------------------- -------------------------------------- --------------------------------------


If your payment is in a form other than federal funds (such as a personal check), your payment will be converted to federal funds, a process that is usually completed on the second business day after receipt of your payment, but may take up to ten business days.

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be cancelled and you may be liable for any loss to the fund. The funds and their agents have the right to reject or cancel any purchase due to nonpayment.

When you purchase shares directly from the funds and have not identified a broker-dealer that has an agreement to distribute the funds, your order will be placed through LMIS, the funds' distributor, which will provide shareholder services to you and will receive any distribution and service (12b-1) fees paid by the class of shares which you own. For more information regarding 12b-1 fees see the section "Distribution Plan."

6. The section "How to Redeem Your Shares" beginning on page 29 of the Prospectus is replaced in its entirety with the following:

You can redeem your shares through any of the following methods.

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                       Through Your Financial Adviser
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Your Financial Adviser can redeem shares of the funds on your behalf.
Redemptions made through your Financial Adviser may be subject to transaction fees or other conditions as set by your Financial Adviser. You should consult its program literature for further information.
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
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                               Directly With The Funds
Additional documentation may be required from corporations, executors, partnerships, administrators, trustees or custodians.
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
Telephone             Call the funds at 1-800-822-5544 to request a redemption. Please have the following information ready when you call: the name of the fund, dollar amount (or number of shares) to be redeemed and your shareholder account number.

                      Wire transfers may be subject to a service charge by your bank. For wire transfers, be sure that the fund has your bank account information on file. Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (provided that your bank information is already on file).
--------------------- --------------------------------------------------------------------------------------------------------------
--------------------- --------------------------------------------------------------------------------------------------------------
Internet or TeleFund  Redeem shares through the Internet at www.leggmasonfunds.com or through TeleFund at
                      1-877-6-LMFUNDS (1-877-656-3863).
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Mail                  Send a letter to the funds requesting redemption of your shares to:
                        Legg Mason Funds
                        c/o Boston Financial Data Services
                        P.O. Box 55214
                        Boston, MA 02205-8504

                      The letter should be signed by all of the owners of the account. Redemption requests for shares valued at
                      $10,000 or more or when the proceeds are to be paid to someone other than the accountholder(s) may require a signature guarantee. (See "ACCOUNT POLICIES - Signature Guarantee.")
--------------------- --------------------------------------------------------------------------------------------------------------
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Checkwriting          The fund offers a free checkwriting service. You may write checks to anyone in amounts of $500 or more. The
(Government Money     fund's transfer agent will redeem sufficient shares from your account to pay the checks. You will continue to
Market only)          earn dividends on your shares until the check clears at the transfer agent. Checkwriting cannot be used to close your account or for electronic funds transfers.
--------------------- --------------------------------------------------------------------------------------------------------------

The funds must receive your redemption order in proper form before the close of regular trading on the Exchange, normally 4:00 p.m., Eastern time, to receive that day's price. However, orders received by your Financial Adviser by the close of regular trading on the Exchange and communicated to the fund on the following business day, will be effected at the net asset value determined on the day the order was received by the Financial Adviser. It is your Financial Adviser's responsibility to transmit your order to the funds in a timely manner.

Additional Information about Redemptions:
The funds' service providers will follow reasonable procedures to ensure the validity of any telephone, Internet or wire redemption request, such as requesting identifying information from users or employing identification numbers. The funds and their service providers will not be responsible for any account losses due to fraudulent telephone, Internet or wire orders that they reasonably believe to be genuine.

Payment of redemption proceeds of shares that were recently purchased by check or automatic investment arrangements or acquired through reinvestment of distributions paid on such shares by the fund may be delayed for up to ten days from the purchase date until the check or automatic investment has cleared.

Each fund has reserved the right under certain conditions to redeem its shares in-kind by distributing portfolio securities in payment for redemptions. Shareholders who receive a redemption in-kind may incur costs to dispose of the securities they receive and may receive illiquid securities.

7. The section "Account Policies - Signature Guarantee" on page 32 of the Prospectus is supplemented to include the following:

A signature guarantee may be required for the following situations:
o remitting redemption proceeds to any person, address or bank account not on record.
o making changes to the account registration after the account has been opened.
o transferring shares to an account in another Legg Mason fund with a different account registration.


8. The first bullet appearing under "Each fund reserves the right to" on page 33 of the Prospectus is replaced in its entirety with the following:

Refuse any client, reject any purchase order for shares (including exchanges) for any reason, or suspend the offering of shares permanently or for a period of time;


9. The third paragraph of the section "Account Policies - Frequent Trading of Fund Shares" beginning on page 33 of the Prospectus is replaced in its entirety with the following:

Under the funds' frequent trading policy, each fund reserves the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever a fund detects a pattern of excessive trading. The policy provides that a fund will use its best efforts to restrict a shareholder's trading privileges in the Legg Mason Funds if that shareholder has engaged in four or more "Round Trips" during any rolling 12-month period. However, each fund has the discretion to determine that restricting a shareholder's trading privileges is not necessary (or that a new limit on Round Trips should be established for the shareholder) if it is determined that the pattern of trading is not abusive or harmful to the fund. In making such a determination, the fund will consider, among other things, the nature of the shareholder's account, the perceived reason for the frequent trading, the amount of trading and the particular fund in which the trading has occurred. Additionally, each fund has the discretion to make inquiries or to take action against any shareholder whose trading appears inconsistent with the frequent trading policy. Examples of the types of actions a fund may take to deter excessive trading in a shareholder account include restricting the shareholder from purchasing additional shares in the fund altogether or imposing other restrictions (such as requiring purchase orders to be submitted by mail) that would deter the shareholder from trading frequently in the fund.


10. The first paragraph of the section "Services for Investors" on page 35 of the Prospectus is replaced in its entirety with the following:

Below is a description of services provided to shareholders who own shares directly with the funds. You should contact your Financial Adviser to determine if it offers similar services to those listed below.


11. The section "Services for Investors - Confirmations and Account Statements" on page 35 of the Prospectus is replaced in its entirety with the following:

You will receive a confirmation from the funds (except Government Money Market) after each transaction (except a reinvestment of dividends or capital gain distributions, an investment made through the Future First(R) Systematic Investment Plan, or other automatic investment arrangement, and withdrawals made through the Systematic Withdrawal Plan). Primary Class shareholders will receive account statements monthly unless there has been no activity in the account. If there has been no monthly activity, Primary Class shareholders will receive a quarterly statement.

12. The section "Services for Investors - Mailing of Reports and Prospectuses" on page 36 of the Prospectus is replaced in its entirety with the following:

If two or more members of your household are Legg Mason fund shareholders, you may elect to have all account communications for those funds combined in one convenient mailing. If you have previously elected to have your account communications combined, but wish to discontinue this service, please contact the fund per the instructions below.

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
Primary Class            Call 1-800-822-5544 or write to Legg Mason Funds, c/o Boston Financial Data
Shareholders             Services, P.O. Box 55214, Boston, MA 02205-8504.
------------------------ -----------------------------------------------------------------------------


13. The fourth and fifth paragraphs of the section "Distributions and Taxes" on page 37 of the Prospectus are deleted in their entirety. The following information is added to this section:


Receiving Your Dividends and Other Distributions:

Contact your Financial Adviser to discuss what options are available to you for receiving your dividends and other distributions.

If you own shares directly with the funds the following conditions apply:

o your dividends and other distributions will be automatically reinvested in the distributing class of shares of the fund unless you elect to receive dividends and/or other distributions in cash.

o Primary Class shareholders who have a minimum account balance of $10,000 may request that their dividends and/or other distributions be invested in Primary Class shares of another eligible Legg Mason fund or Consultant Class shares of The Royce Funds (except Royce TrustShares Fund), provided these funds are available for sale in your state.

o to change your election, you must notify the fund at least ten days before the next distribution is to be paid.

o if the postal or other delivery service is unable to deliver your distribution check, your distribution election will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.



This supplement should be retained with your Prospectus for future reference.

                   This supplement is dated December 1, 2005.